Note 3 - Loans and Allowance for Loan Losses (Detail) - Classes of Loans by Aging (USD $)	Dec. 31, 2012	Dec. 31, 2011
One to Four Family Units [Member]
Loans 30-59 Days Past Due	$ 52,000	$ 5,000
Loans 60-89 Days Past Due	4,000	206,000
Loans Greater Than 90 Days Past Due		33,000
Total Loans Past Due	56,000	244,000
Total Current Loans	99,326,000	97,787,000
Total Loans Receivable	99,381,934	98,030,718
Multi-Family Units [Member]
Total Current Loans	46,405,000	43,166,000
Total Loans Receivable	46,405,034	43,165,695
Real Estate Construction [Member]
Loans 30-59 Days Past Due	22,000	728,000
Loans 60-89 Days Past Due	28,000
Loans Greater Than 90 Days Past Due	640,000	157,000
Total Loans Past Due	690,000	885,000
Total Current Loans	48,227,000	44,027,000
Total Loans Receivable	48,917,296	44,912,049
Real Estate Commercial [Member]
Loans 30-59 Days Past Due		167,000
Loans 60-89 Days Past Due	352,000
Loans Greater Than 90 Days Past Due		1,193,000
Total Loans Past Due	352,000	1,360,000
Total Current Loans	167,409,000	193,496,000
Total Loans Receivable	167,760,850	194,856,374
Commercial Loans [Member]
Loans 30-59 Days Past Due	10,000	32,000
Loans 60-89 Days Past Due	610,000
Loans Greater Than 90 Days Past Due	785,000	548,000
Total Loans Past Due	1,405,000	580,000
Total Current Loans	93,822,000	87,508,000
Total Loans Receivable	95,226,762	88,088,580
Consumer and Other Loans [Member]
Loans 30-59 Days Past Due	57,000	14,000
Loans 60-89 Days Past Due		18,000
Loans Greater Than 90 Days Past Due		20,000
Total Loans Past Due	57,000	52,000
Total Current Loans	16,660,000	20,706,000
Total Loans Receivable	16,716,858	20,758,027
Total [Member]
Loans 30-59 Days Past Due	141,000	946,000
Loans 60-89 Days Past Due	994,000	224,000
Loans Greater Than 90 Days Past Due	1,425,000	1,951,000
Total Loans Past Due	2,560,000	3,121,000
Total Current Loans	471,849,000	486,690,000
Total Loans Receivable	$ 474,408,734	$ 489,811,443